Equity Method Investments (Reconciliation Of Investments In Equity Affiliates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investments
Beginning of year	$ 4,581	$ 3,718
Additional investments	111	405
Equity in net income of affiliates	642	752	784
Dividends and Distributions received	(318)	(137)
Currency translation adjustments	61	95
Sale of America Movil Shares	(781)	0
Return of advances to and investments in YP Holdings	(301)	0	0
America Movil equity adjustments	(124)	(260)
Other adjustments	(11)	8
End of year	$ 3,860	$ 4,581	$ 3,718